Long-Term Debt - Schedule of Senior Secured Notes (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Minimum Hedging Requirements [Abstract]
Principal, Balance		$ 343,852	$ 396,780
Unamortized financing costs, Balance	[1]	(14,922)	(20,430)
Long-term debt, Balance		328,930	376,350
Principal, Balance			343,852
Unamortized financing costs, Balance	[1]		(14,922)
Long-term debt, Balance			328,930
Principal, Redemption payments		(329,315)	(84,278)
Unamortized financing costs, Redemption payments	[1]	(19,738)	(4,214)
Long-term debt, Redemption payments		(349,053)	(88,492)
Principal, Non-cash financing expense
Unamortized financing costs, Non-cash financing expense	[1]	34,077	10,655
Long-term debt, Non-cash financing expense		34,077	10,655
Principal, Foreign exchange		(14,537)	31,350
Unamortized financing costs, Foreign exchange	[1]	583	(933)
Long-term debt, Foreign exchange		$ (13,954)	$ 30,417

[1]	Unamortized financing costs include accrued redemption premiums, unamortized issuance costs, and the unamortized portion of the original issue discount.